Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Equity and other investments carried at fair value | $	$ 868,960	$ 3,412,166
Class A Subordinate Voting
Common shares issued (in shares)	1,195,697,614	1,139,544,920
Common shares outstanding (in shares)	1,195,697,614	1,139,544,920
Class B Multiple Voting
Common shares issued (in shares)	79,430,952	119,426,670
Common shares outstanding (in shares)	79,430,952	119,426,670
Founder Share
Common shares issued (in shares)	1	0
Common shares outstanding (in shares)	1	0
Common shares authorized (in shares)	1	1